Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 67,585	$ 49,273
Investments—affiliates	136,023	159,539
Investments—other	55,020	113,505
Receivables, net of reserve of $50 and $121, respectively	24,120	21,526
Prepaid expenses	12,986	17,420
Other current assets	4,328	5,248
Total current assets	300,062	366,511
Long-Term Assets
Goodwill	648,820	642,329
Renewable investment advisory rights	68,455	64,600
Other intangible assets, net	10,582	13,997
Property and equipment, net	38,912	38,228
Other long-term assets	23,230	25,191
Total long-term assets	789,999	784,345
Total assets	1,090,061	1,150,856
Current Liabilities
Short-term debt	42,500	42,500
Accounts payable and accrued expenses	45,255	41,691
Accrued compensation and benefits	68,172	59,971
Other current liabilities	25,207	34,324
Total current liabilities	181,134	178,486
Long-Term Liabilities
Long-term debt	276,250	318,750
Long-term deferred tax liability, net	99,399	73,246
Other long-term liabilities	29,334	37,191
Total long-term liabilities	404,983	429,187
Total liabilities	586,117	607,673
Commitments and contingencies (Note (20))
TEMPORARY EQUITY
Redeemable noncontrolling interest in subsidiaries	7,268	506
PERMANENT EQUITY
Retained earnings	984,505	1,069,913
Treasury stock, at cost, 25,064,280 and 25,762,366 shares Class B common stock, respectively	(760,022)	(772,481)
Accumulated other comprehensive loss, net of tax	(2,937)	(8,612)
Total Federated Investors, Inc. shareholders' equity	495,432	541,959
Nonredeemable noncontrolling interest in subsidiary	1,244	718
Total permanent equity	496,676	542,677
Total liabilities, temporary equity and permanent equity	1,090,061	1,150,856
Class A [Member]
PERMANENT EQUITY
Common stock	189	189
Class B [Member]
PERMANENT EQUITY
Common stock	$ 273,697	$ 252,950